Intangible Assets and Other Assets (Details) - Schedule of Intangible Assets and Other Assets - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Intangible Assets And Other Assets Abstract
Insurance license	$ 63	$ 63
Longevity report		75
Underwriting API	839	53
Intangible assets	$ 2,071	$ 191